Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	Jun. 17, 2019	May 10, 2019	Apr. 24, 2019	Mar. 15, 2019	Feb. 22, 2019	Feb. 13, 2019	Jan. 29, 2019	Jun. 30, 2019	Jun. 30, 2018	[1]
Cash Distributions
Cash distributions paid								$ 69,712	$ 57,193
Common units
Cash Distributions
Quarterly cash distribution declared			$ 0.55				$ 0.55
Cash distributions paid		$ 26,911				$ 26,929
Preference units
Cash Distributions
Cash distributions paid	$ 7,582			$ 8,290
Series A preference units
Cash Distributions
Quarterly cash distribution declared		$ 0.5390625			$ 0.5390625
Series B preference units
Cash Distributions
Quarterly cash distribution declared		0.5125			0.5125
Series C preference units
Cash Distributions
Quarterly cash distribution declared		$ 0.53125			$ 0.7083

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).